Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Consolidated Balance of Inventories

As of December 31, 2018 and 2017, the consolidated balance of inventories was summarized as follows:

		2018	2017
Finished goods	Ps	6,777	5,933
Work-in-process		3,818	3,814
Raw materials		3,813	3,237
Materials and spare parts		5,964	4,996
Inventory in transit		876	872

	Ps	21,248	18,852